Employee Retirement and Profit Sharing Plans - Schedule of Information Regarding Contribution in Multiemployer Pension Plans (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Multiemployer Plans [Line Items]
Total contribution	$ 1,658,000		$ 1,591,000	$ 1,511,000
Western Conference Of Teamsters Pension Plan [Member]
Multiemployer Plans [Line Items]
Employer identification number	916145047	[1]
Pension plan number	001	[1]
Total contribution	$ 1,658		$ 1,591	$ 1,511
Surcharge imposed	No

[1]	We are party to one collective bargaining agreement in this multiemployer Western Conference of Teamsters Pension Plan which requires contributions. We are also party to two other collective bargaining agreements whose defined contribution plans are 401(k) plans that require matching contributions. These agreements cover a large number of employee participants and expire on various dates between 2012 and 2016.